Document and Entity Information	Feb. 02, 2022
Document And Entity Information [Line Items]
Document Type	8-K12B/A
Amendment Flag	true
Document Period End Date	Feb. 02, 2022
Entity Registrant Name	SES AI CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39845
Entity Tax Identification Number	98-1567584
Entity Address, Address Line One	35 Cabot Road
Entity Address, City or Town	Woburn
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01801
City Area Code	339
Local Phone Number	298-8750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On February 8, 2022, SES AI Corporation, a Delaware corporation (the “Company”) (f/k/a Ivanhoe Capital Acquisition Corp. (“Ivanhoe”)), filed a Current Report on Form 8-K (the “Original Report”) to report the closing of the business combination (the “Business Combination”) with SES Holdings Pte. Ltd., a Singapore private company limited by shares (“Old SES”), pursuant to that certain Business Combination Agreement by and among Ivanhoe, Wormhole Amalgamation Sub Pte. Ltd., a Singapore private company limited by shares, and Old SES (as amended, the “Business Combination Agreement”), and other related matters under Items 1.01, 2.01, 3.02, 3.03, 5.01, 5.02, 5.03, 5.05, 5.06, 8.01 and 9.01 of Form 8-K. This Amendment No. 1 to the Original Report (this “Amendment No. 1”) is being filed to (i) amend certain disclosures under Item 2.01 of the Original Report to provide an update of developments at the Company or its subsidiaries, subsequent to the filing date of the Original Report, (ii) amend the financial statements provided under Items 2.01 under the section titled “Financial Information” and 9.01(a) in the Original Report to include the audited consolidated financial statements of Old SES as of and for the years ended December 31, 2021 and 2020, (iii) include the Management’s Discussion and Analysis of Financial Condition and Results of Operations of Old SES for the fiscal year ended December 31, 2021, (iv) amend the pro forma financial information provided under Item 9.01(b) in the Original Report to include the unaudited pro forma combined financial information for the Company as of December 31, 2021 and (v) amend Item 9.01(d) to add certain exhibits as noted below. This Amendment No. 1 does not amend any other item of the Original Report or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Form 8-K/A.
Entity Central Index Key	0001819142
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SES WS
Security Exchange Name	NYSE
Class A Common Stock Subject to Redemption [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001
Trading Symbol	SES
Security Exchange Name	NYSE